Segmented Information - Schedule of Non-Current Assets and Gross Revenue by Geographical Areas (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of geographical areas [line items]
Non-Current Assets	$ 3,360.1	$ 3,387.9
Gross Revenue	6,479.6	5,677.2
Canada
Disclosure of geographical areas [line items]
Non-Current Assets	606.7	618.4
Gross Revenue	1,426.5	1,337.0
United States
Disclosure of geographical areas [line items]
Non-Current Assets	1,985.3	1,982.0
Gross Revenue	3,634.5	3,056.6
United Kingdom (revised)
Disclosure of geographical areas [line items]
Non-Current Assets	205.4	202.2
Gross Revenue	411.6	348.1
Australia
Disclosure of geographical areas [line items]
Non-Current Assets	398.2	421.2
Gross Revenue	453.3	459.3
Other global geographies (revised)
Disclosure of geographical areas [line items]
Non-Current Assets	164.5	164.1
Gross Revenue	$ 553.7	$ 476.2